SCHEDULE OF WARRANT USING BLACK-SCHOLES MODEL INPUTS (Details) - Warrant [Member]	Jul. 10, 2023 $ / shares
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	1,800
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	1,800
Measurement Input, Maturity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Time to maturity	4 years 9 months 18 days
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	90
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	4.0
Measurement Input Dividend Yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input